Consolidated Statements of Changes in Equity (Parenthetical) - Teekay Tanker Operations Ltd - Entities Under Common Control	Dec. 31, 2017	May 31, 2017	Aug. 31, 2014
Percentage of voting interests acquired		50.00%
Teekay Corporation
Percentage of voting interests acquired	50.00%		50.00%